RIDGEWORTH FUNDS
Supplement dated November 2, 2010 to the
RidgeWorth Funds Prospectuses Dated August 1, 2010, as may be supplemented for the
RidgeWorth Tax-Exempt Money Market Fund
RidgeWorth Virginia Tax-Free Money Market Fund
RidgeWorth Emerging Growth Stock Fund
RidgeWorth Intermediate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund
RidgeWorth North Carolina Tax-Exempt Bond Fund
RidgeWorth Short-Term U.S. Treasury Securities Fund
     The following replaces similar information on page 5 of the RidgeWorth Tax-Exempt Money Market Fund A and I Shares Prospectus:

Best Quarter	Worst Quarter
0.98%	0.03%
(6/30/00)	(12/31/09)
     The following replaces similar information on page 12 of the RidgeWorth Virginia Tax-Free Money Market Fund A and I Shares Prospectus:

Best Quarter	Worst Quarter
0.98%	0.02%
(6/30/00)	(12/31/09)
     The following replaces similar information on page 29 of the RidgeWorth Emerging Growth Stock Fund A and I Shares Prospectus:

Best Quarter	Worst Quarter
29.24%	-32.52%
(6/30/09)	(12/31/08)
     The following replaces similar information on page 7 of the RidgeWorth Intermediate Bond Fund A, R and I Shares Prospectus:

	1 Year	5 Years	10 Years
R Shares Returns Before Taxes*	4.87%	4.43%	5.39%

     The following replaces similar information on page 31 of the RidgeWorth Seix Floating Rate High Income Fund A, C and I Shares Prospectus and on page 20 of the RidgeWorth Seix Floating Rate High Income Fund I Shares Prospectus:

Best Quarter	Worst Quarter
12.47%	-18.40%
(6/30/09)	(12/31/08)
     The following replaces similar information on page 55 of the RidgeWorth North Carolina Tax-Exempt Bond Fund A and I Shares Prospectus:

Best Quarter	Worst Quarter
6.54%	-3.26%
(9/30/09)	(9/30/08)
     The following replaces similar information on page 65 of the RidgeWorth Short-Term U.S. Treasury Securities Fund prospectus:

Best Quarter	Worst Quarter
3.02%	-0.94%
(3/31/08)	(6/30/04)
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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